Note 8 - Fixed Assets (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Finance Lease, Right-of-Use Asset	$ 21,060	$ 9,628
Finance Lease, Right-of-use Asset, Net Book Value	$ 10,745	$ 4,404